INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Loss before Income Tax
Loss before income tax consisted of:

	$		$		$
	Year Ended December 31,

	2025		2024		2023

Macau operations		$72,886		$42,813		$(25,450)
Hong Kong and other jurisdictions operations		(129,577)		(141,292)		(120,715)

Loss before income tax		$(56,691)		$(98,479)		$(146,165)

Summary of Income Tax Expense (Benefit)
The income tax expense (benefit) consisted of:

	$		$		$
	Year Ended December 31,

	2025		2024		2023

Income tax expense - current:
Macau Complementary Tax		$7,665		$7,534		$—
Hong Kong Profits Tax		—		5		7

Sub-total		7,665		7,539		7

(Over) under provision of income taxes in prior years:
Macau Complementary Tax		(40)		50		—
Hong Kong Profits Tax		(2)		(1)		(15)

Sub-total		(42)		49		(15)

Income tax benefit - deferred:
Macau Complementary Tax		(17)		(236)		(73)

Total income tax expense (benefit)		$7,606		$7,352		$(81)

Schedule of Reconciliation of Income Tax Expense (Benefit) from Loss Before Income Tax
A reconciliation of the Macau Complementary Tax rate and the Company’s effective tax rate for the year ended December 31, 2025 under the new accounting standard is as follows:

	Year Ended December 31, 2025
	Amount	Percent
Macau Complementary Tax rate	$(6,803)	12.0%
Other jurisdiction tax effects
Hong Kong
Tax rate differential	(77)	0.1%
Changes in valuation allowances	1,543	(2.7)%
Interest income	(16,626)	29.3%
Interest expense	15,507	(27.3)%
Other	(114)	0.2%
Changes in valuation allowances	12,798	(22.6)%
Nontaxable or nondeductible items
Depreciation and amortization	1,670	(2.9)%
Other	(253)	0.4%
Other adjustments	(39)	0.1%

Effective tax rate	$7,606	(13.4)%

A reconciliation of the income tax expense (benefit) from loss before income tax per the accompanying consolidated statements of operations for the years ended December 31, 2024 and 2023 is as follows:

	$		$
	Year Ended December 31,
	2024		2023
Loss before income tax		$(98,479)		$(146,165)
Macau Complementary Tax rate		12%		12%
Income tax benefit at Macau Complementary Tax rate		(11,817)		(17,540)
Effect of different tax rates of subsidiaries operating in other jurisdictions		(6,352)		(5,432)
Under (over) provision in prior years		49		(15)
Effect of income for which no income tax expense is payable		(1,378)		(2,191)
Effect of expenses for which no income tax benefit is receivable		10,727		6,338
Effect of profits exempted from Macau Complementary Tax		—		(61)
Changes in valuation allowances		4,557		1,515
Expired tax losses		11,566		17,305

Income tax expense (benefit)		$7,352		$(81)

Schedule of Net Deferred Tax Liabilities
The net deferred tax liabilities as of December 31, 2025 and 2024 consisted of the following:

	December 31,
	2025	2024
Deferred tax assets:
Net operating losses carried forward	$44,944	$46,650
Depreciation and amortization	125,014	125,897
Lease liabilities	1,692	1,654
Other	4	79

Sub-total	171,654	174,280
Valuation allowances	(170,143)	(172,688)

Total deferred tax assets	1,511	1,592

Deferred tax liabilities:
Right-of-use assets	(1,389)	(1,397)
Unrealized capital allowances	(108)	—
Other	(74)	(272)

Total deferred tax liabilities	(1,571)	(1,669)

Deferred tax liabilities, net	$(60)	$(77)

Schedule of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amounts of unrecognized tax benefits is presented as follows:

	Year Ended December 31,
	2025	2024	2023
At beginning of year	$7,612	$—	$—
Additions based on tax positions related to current year	4,632	7,562	—
Additions based on tax positions related to prior year	—	50	—

At end of year	$12,244	$7,612	$—